Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2016
Transactions with Related Parties [Abstract]
Schedule of related party transactions
	December 31,	June 30,
	2015	2016
Balance Sheet
Due to related parties	-	235
Due to related parties - Total	-	235

Advances for drilling units under construction and related costs	$394	$80
Drilling units, machinery and equipment, net	$2,961	$488
Accrued liabilities	$6,432	$8,965

	Six-month period ended June 30,
Statement of Operations	2015	2016
Revenues - commission fees	$8,439	$8,296
Drilling units operating expenses	$-	$3,659
General and administrative expenses	$5,730	$14,932
Interest income	$6,339	$-